UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21598

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Putnam Target Date Funds

100 FEDERAL STREET, BOSTON, MASSACHUSETTS USA 02110
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

STEPHEN TATE, VICE PRESIDENT, 100 FEDERAL ST, MASSACHUSETTS USA 02110

CC:

BRYAN CHEGWIDDEN, ESQ., ROPES & GRAY LLP, 1211 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10036
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-292-1000

DATE OF FISCAL YEAR END: 07/31, 08/31

DATE OF REPORTING PERIOD: 07/01/2020 - 06/30/2021

Putnam Retirement Advantage 2025 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2030 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2035 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2040 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2045 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2050 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2055 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2060 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage 2065 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Advantage Maturity Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam Retirement Ready 2065 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2025 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2030 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2035 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2040 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2045 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2050 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2055 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady 2060 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Putnam RetirementReady Maturity Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

REGISTRANT: Putnam Target Date Funds

BY: /s/Jonathan S. Horowitz

NAME: Jonathan S. Horowitz

TITLE: Executive Vice President, Principal Executive Officer and Compliance Liaison

DATE: AUGUST 19, 2021